JPMorgan International Focus Fund

(formerly known as JPMorgan International Unconstrained Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 100.9%

Australia - 2.2%
BHP Group plc	2,985	64,554

Belgium - 1.4%
KBC Group NV	710	40,506

Canada - 6.5%
Alimentation Couche-Tard, Inc., Class B	1,387	48,189
Canadian National Railway Co.	535	52,220
Canadian Pacific Railway Ltd.	168	46,284
Toronto-Dominion Bank (The)	942	41,699

		188,392

China - 10.7%
Alibaba Group Holding Ltd., ADR*	411	103,282
Ping An Insurance Group Co. of China Ltd., Class H	8,251	87,058
Tencent Holdings Ltd.	1,757	120,513

		310,853

Denmark - 2.2%
Novo Nordisk A/S, Class B	987	64,780

Finland - 1.7%
Kone OYJ, Class B	609	48,321

France - 6.2%
LVMH Moet Hennessy Louis Vuitton SE	155	67,416
Safran SA*	441	46,906
Schneider Electric SE	567	65,063

		179,385

Germany - 9.4%
Allianz SE (Registered)	327	67,880
Delivery Hero SE*(a)	486	55,813
Deutsche Boerse AG	149	27,096
SAP SE	478	75,517
Vonovia SE	710	45,869

		272,175

Hong Kong - 4.0%
AIA Group Ltd.	9,952	89,737
Hong Kong Exchanges & Clearing Ltd.	538	25,592

		115,329

India - 3.1%
HDFC Bank Ltd., ADR*	1,906	89,092

Indonesia - 1.5%
Bank Central Asia Tbk. PT	20,823	44,601

Japan - 5.2%
Keyence Corp.	122	51,362
SMC Corp.	76	39,784
Sony Corp.	761	59,157

		150,303

Netherlands - 2.3%
ASML Holding NV	190	67,646

South Korea - 3.2%
Samsung Electronics Co. Ltd.	1,926	94,133

Spain - 3.1%
Cellnex Telecom SA(a)	469	29,495
Iberdrola SA	4,520	58,421
Iberdrola SA*	100	1,292

		89,208

Sweden - 3.1%
Atlas Copco AB, Class A(b)	1,040	46,162
Svenska Handelsbanken AB, Class A*	4,794	45,206

		91,368

Switzerland - 11.5%
LafargeHolcim Ltd. (Registered)*	1,245	58,911
Lonza Group AG (Registered)	73	45,716
Nestle SA (Registered)	973	115,703
Roche Holding AG	207	71,783
SGS SA (Registered)	17	43,837

		335,950

Taiwan - 4.5%
Sea Ltd., ADR*	255	31,134
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,283	101,197

		132,331

United Kingdom - 17.5%
Diageo plc	1,529	55,937
GlaxoSmithKline plc	3,359	66,916
InterContinental Hotels Group plc	767	35,331
Legal & General Group plc	18,185	50,340
Linde plc	270	65,821
London Stock Exchange Group plc	400	44,210
Persimmon plc	1,519	47,432
RELX plc	2,267	48,039
Smith & Nephew plc	1,515	29,896
Unilever NV(b)	1,108	65,457

		509,379

United States - 1.6%
Ferguson plc	534	47,057

TOTAL COMMON STOCKS (Cost $2,526,759)		2,935,363

SHORT-TERM INVESTMENTS - 7.3%

INVESTMENT COMPANIES - 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(c)(d) (Cost $153,275)	153,139	153,261

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	50,223	50,238

JPMorgan International Focus Fund

(formerly known as JPMorgan International Unconstrained Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	8,192	8,192

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $58,430)		58,430

TOTAL SHORT-TERM INVESTMENTS (Cost $211,705)		211,691

Total Investments - 108.2% (Cost $2,738,464)		3,147,054
Liabilities in Excess of Other Assets - (8.2)%		(239,181)

Net Assets - 100.0%		2,907,873

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	9.4%
Banks	8.3
Pharmaceuticals	6.5
Semiconductors & Semiconductor Equipment	5.4
Internet & Direct Marketing Retail	5.0
Machinery	4.3
Interactive Media & Services	3.8
Food Products	3.7
Household Durables	3.4
Road & Rail	3.1
Capital Markets	3.1
Technology Hardware, Storage & Peripherals	3.0
Professional Services	2.9
Software	2.4
Textiles, Apparel & Luxury Goods	2.1
Chemicals	2.1
Personal Products	2.1
Electrical Equipment	2.1
Metals & Mining	2.0
Electric Utilities	1.9
Construction Materials	1.9
Beverages	1.8
Electronic Equipment, Instruments & Components	1.6
Food & Staples Retailing	1.5
Trading Companies & Distributors	1.5
Aerospace & Defense	1.5
Real Estate Management & Development	1.5
Life Sciences Tools & Services	1.4
Hotels, Restaurants & Leisure	1.1
Entertainment	1.0
Others (each less than 1.0%)	1.9
Short-Term Investments	6.7

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
PT	Limited liability company

JPMorgan International Focus Fund

(formerly known as JPMorgan International Unconstrained Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $57,636,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan International Focus Fund

(formerly known as JPMorgan International Unconstrained Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities

Common Stocks
Australia	$–	$64,554	$–	$64,554
Belgium	–	40,506	–	40,506
Canada	188,392	–	–	188,392
China	103,282	207,571	–	310,853
Denmark	–	64,780	–	64,780
Finland	–	48,321	–	48,321
France	–	179,385	–	179,385
Germany	–	272,175	–	272,175
Hong Kong	–	115,329	–	115,329
India	89,092	–	–	89,092
Indonesia	–	44,601	–	44,601
Japan	–	150,303	–	150,303
Netherlands	–	67,646	–	67,646
South Korea	–	94,133	–	94,133
Spain	1,292	87,916	–	89,208
Sweden	–	91,368	–	91,368
Switzerland	–	335,950	–	335,950
Taiwan	132,331	–	–	132,331
United Kingdom	48,039	461,340	–	509,379
United States	–	47,057	–	47,057
Total Common Stocks	562,428	2,372,935	–	2,935,363

Short-Term Investments
Investment Companies	153,261	–	–	153,261
Investment of cash collateral from securities loaned	58,430	–	–	58,430
Total Short-Term Investments	211,691	–	–	211,691
Total Investments in Securities	$774,119	$2,372,935	$–	$3,147,054

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$48,921	$702,060	$597,755	$58	$(23)	$153,261	153,139	$367	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	55,000	420,000	424,800	38	— (c)	50,238	50,223	285	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	20,853	429,848	442,509	—	—	8,192	8,192	70	—

Total	$124,774	$1,551,908	$1,465,064	$96	$(23)	$211,691		$722	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.
(c)	Amount rounds to less than one thousand.